Income Taxes (Narratives) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Apr. 30, 2019
Provisions [Line Items]
Corresponding increase in tax expense	$ 7,673,000	$ 4,247,000
Letters of credit oustanding	1,593,379,000	1,573,873,000
Income taxes refunded	$ 1,521,000	(9,583,000)
Canadian Revenue Agency [member]
Provisions [Line Items]
Percentage of taxes and interest charges	50.00%
Provision for CRA transfer price dispute	$ 11,000,000
Income taxes refunded		5,500,000
Legal proceeding legal fee recovery			$ 10,300,000
Legal proceeding other disbursements recovery		$ 12,200,000
Estimated amount of legal fees recoverable				$ 16,700,000